Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment Number 1
Entity Registrant Name	CirTran Corporation
Entity Central Index Key	0000813716
Entity Tax Identification Number	68-0121636
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6360 S Pecos Road
Entity Address, Address Line Two	Suite 8
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89120
City Area Code	(801)
Local Phone Number	963-5112
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6360 S Pecos Road
Entity Address, Address Line Two	Suite 8
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89120
City Area Code	(801)
Local Phone Number	963-5112
Contact Personnel Name	Iehab Hawatmeh